Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Oct. 02, 2016	Jan. 03, 2016	Dec. 28, 2014
Current assets:
Cash and cash equivalents	$ 25.9	$ 20.1	$ 10.6
Accounts receivable, net of allowance for doubtful accounts	224.9	136.8	108.7
Inventory, net	310.4	265.9	242.1
Income tax receivable	3.6	7.3	12.0
Deferred tax assets			8.4
Prepaid expenses and other current assets	26.1	12.1	13.7
Total current assets	590.9	442.2	395.5
Property and equipment, net	67.9	66.2	53.5
Goodwill	66.1	48.0	11.4
Intangible assets, net	106.0	104.3	87.0
Other assets	9.1	8.0	8.3
Total assets	840.0	668.7	555.7
Current liabilities:
Accounts payable	137.2	86.4	81.0
Current portion of capital leases	4.1	4.0	3.5
Accrued compensation	29.6	30.0	11.2
Long term debt, current portion	2.8	0.6	0.6
Accrued liabilities	34.2	23.8	16.8
Total current liabilities	207.9	144.8	113.1
Other long-term liabilities	11.1	8.9	9.2
Capital leases, less current portion	6.5	7.1	7.2
Deferred tax liabilities	30.0	26.2	33.7
Long term debt, less current portion	431.7	177.1	121.1
Total liabilities	687.2	364.1	284.3
Commitment and contingencies
Redeemable convertible preferred stock	0.0	216.8	192.6
Stockholders' equity:
Common stock, value	0.4	0.1	0.1
Additional paid-in capital	217.6	113.1	89.4
Accumulated deficit	(64.2)	(24.2)	(10.3)
Accumulated other comprehensive loss	(1.0)	(1.2)	(0.4)
Total equity	152.8	87.8	78.8
Total liabilities and equity	$ 840.0	$ 668.7	$ 555.7